Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total Assets	₩ 30,119,227	₩ 31,308,262
Total Liabilities	17,890,828	19,153,066
Total equity	12,228,399	12,155,196	₩ 12,335,138	₩ 24,396,243
Revenue	17,658,877	17,361,232	16,864,348
Profit	1,145,937	947,831	2,418,989
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	213,920	196,281	174,837
Total Liabilities	65,049	60,927	52,821
Total equity	148,871	135,354	122,016
Revenue	309,091	302,595	313,404
Profit	17,761	15,008	8,846
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	6,442,611	6,245,484	5,971,505
Total Liabilities	3,323,156	3,134,949	3,091,837
Total equity	3,119,455	3,110,535	2,879,668
Revenue	4,281,932	4,162,093	4,058,997
Profit	213,905	212,816	213,468
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	451,549	403,030	478,745
Total Liabilities	224,042	177,739	263,457
Total equity	227,507	225,291	215,288
Revenue	1,353,321	1,376,400	1,445,540
Profit	4,681	3,856	3,179
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	83,395	97,597	99,059
Total Liabilities	54,888	59,189	66,496
Total equity	28,507	38,408	32,563
Revenue	197,598	194,798	197,146
Profit	2,822	2,429	2,519
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	71,196	81,590	72,026
Total Liabilities	47,641	53,589	46,067
Total equity	23,555	28,001	25,959
Revenue	178,423	179,365	185,452
Profit	1,738	1,613	2,066
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	140,942	121,755	95,748
Total Liabilities	98,346	70,280	58,870
Total equity	42,596	51,475	36,878
Revenue	345,617	331,715	285,591
Profit	2,614	2,059	69
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	165,667	158,248	131,947
Total Liabilities	112,025	102,184	90,775
Total equity	53,642	56,064	41,172
Revenue	490,094	413,259	405,255
Profit	1,297	(1,217)	550
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	94,041	103,910	107,943
Total Liabilities	37,253	44,696	59,931
Total equity	56,788	59,214	48,012
Revenue	301,496	329,304	316,249
Profit	(1,427)	9,977	₩ 19,163
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	153,660	160,704
Total Liabilities	88,195	95,263
Total equity	65,465	65,441
Revenue	247,479	211,081
Profit	₩ 1,253	₩ 4,157